INCOME STATEMENTS - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Interest income:
Calculated using the effective interest method	$ 52,739	$ 42,515	$ 22,981
Other	1,608	1,237	270
Total interest income	54,347	43,752	23,251
Interest expense	(35,594)	(25,435)	(6,090)
Net interest income	18,753	18,317	17,161
Non-interest income
Net fees	1,672	1,645	1,671
Net wealth management	441	562
Net wealth management and insurance	441	562	808
Trading	704	717	664
Other	18	404	(698)
Total non-interest income	2,835	3,328	2,445
Net operating income	21,588	21,645	19,606
Operating expenses	(10,944)	(10,692)	(10,802)
Impairment (charges)/benefits	(537)	(648)	(335)
Profit before income tax expense	10,107	10,305	8,469
Income tax expense	(3,117)	(3,104)	(2,770)
Profit after income tax expense	6,990	7,201	5,699
Net profit attributable to non-controlling interests (NCI)		(6)	(5)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 6,990	$ 7,195	$ 5,694
Earnings per share (cents)
Basic	$ 2.009	$ 2.053	$ 1.599
Diluted	$ 1.917	$ 1.952	$ 1.524
Parent Entity
Interest income:
Calculated using the effective interest method	$ 48,358	$ 38,909
Other	1,571	992
Total interest income	49,929	39,901
Interest expense	(34,492)	(24,786)
Net interest income	15,437	15,115
Non-interest income
Net fees	1,494	1,461
Trading	637	678
Other	1,851	1,668
Total non-interest income	3,982	3,807
Net operating income	19,419	18,922
Operating expenses	(9,728)	(9,473)
Impairment (charges)/benefits	(475)	(511)
Profit before income tax expense	9,216	8,938
Income tax expense	(2,525)	(2,504)
Profit after income tax expense	6,691	6,434
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 6,691	$ 6,434